Other Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Information (Details) [Line Items]
Revenues	€ 63,089
Non current assets	10,740,069	4,988,602
Germany [Member]
Other Information (Details) [Line Items]
Non current assets	10,600,000	4,900,000
United State [Member]
Other Information (Details) [Line Items]
Non current assets	100,000	100,000
Executive [Members]
Other Information (Details) [Line Items]
Executive management, non-executive members	800,000	900,000
Non-executive [Member]
Other Information (Details) [Line Items]
Executive management, non-executive members	€ 100,000	€ 100,000